RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Parenthetical) (Details) - shares	3 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares)	20,700,000
Private Placement | Private Placement Warrants
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Sale of 614,000 Private Placement Units, Net	614,000	614,000	614,000